Leases (Details) - Schedule of Future Lease Payments - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Future Lease Payments Abstract
2024	$ 240,874
2025	165,964
Total future lease payments	406,838
Impact of discounting remaining lease payments	(25,741)
Total lease liabilities	381,097
Lease liabilities, current	220,101
Lease liabilities, non-current	$ 160,996